OTHER PAYABLES - Related Party (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Other Payables [Line Items]
Total	¥ 9,862,762	$ 1,527,251	¥ 2,609,486
Related Party
Other Payables [Line Items]
Expenses paid by the major shareholders	1,594,543	246,916	3,752,353
Due to family members of the owners of BHD and FGS	545,159	84,418	485,000
Due to management staff for costs incurred on behalf of the Company	260,965	40,410	260,965
Total	¥ 2,400,667	$ 371,744	¥ 4,498,318